United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on November 22, 2011

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$295,530,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories    com   002824100       10,277  200,967 SH          sole                 200,967       0       0
Allstate Corp          com   020002101        3,856  162,770 SH          sole                 162,770       0       0
American Express Co    com   025816109        5,628  125,351 SH          sole                 125,351       0       0
Apollo Group Inc       com   037604105       14,190  358,231 SH          sole                 358,231       0       0
Bank of America        com   060505104           78   12,784 SH          sole                  12,784       0       0
Becton Dickinson & Co  com   075887109        9,354  127,582 SH          sole                 127,582       0       0
Citigroup Inc          com   172967424       26,5501,036,521 SH          sole               1,036,521       0       0
Coca-Cola Co.          com   191216100          238    3,521 SH          sole                   3,521       0       0
Colgate Palmolive Co   com   194162103          589    6,644 SH          sole                   6,644       0       0
Comcast Corp           com   20030n200       16,487  795,700 SH          sole                 795,700       0       0
Conocophillips         com   20825c104        4,429   69,950 SH          sole                  69,950       0       0
Exxon Mobil Corp       com   30231G102        2,192   30,182 SH          sole                  30,182       0       0
General Electric Co.   com   369604103          159   10,478 SH          sole                  10,478       0       0
Google Inc Cl A        com   38259p508       10,185   19,775 SH          sole                  19,775       0       0
Health Discovery Corp  com   42218r100           961,175,693 SH          sole               1,175,693       0       0
Intel Corp             com   458140100       16,373  767,436 SH          sole                 767,436       0       0
ITT Educational Svcs   com   45068b109        8,054  139,880 SH          sole                 139,880       0       0
Johnson & Johnson      com   478160104       14,424  226,470 SH          sole                 226,470       0       0
Legg Mason Inc         com   524901105       10,629  413,408 SH          sole                 413,408       0       0
Masco Corp             com   574599106        1,593  223,780 SH          sole                 223,780       0       0
McCormick & Co         com   579780206        5,120  110,913 SH          sole                 110,913       0       0
McGraw-Hill Co.        com   580645109       16,508  402,634 SH          sole                 402,634       0       0
Medtronic Inc          com   585055106       14,568  438,275 SH          sole                 438,275       0       0
Merck & Company        com   58933Y105        4,844  148,127 SH          sole                 148,127       0       0
Microsoft Corp         com   594918104       15,373  617,633 SH          sole                 617,633       0       0
Nestle Sa              com   641069406       11,201  203,065 SH          sole                 203,065       0       0
Omnicom Group          com   681919106        4,183  113,540 SH          sole                 113,540       0       0
Pepsico Inc            com   713448108       15,936  257,448 SH          sole                 257,448       0       0
Philip Morris          com   718172109        5,160   82,724 SH          sole                  82,724       0       0
Power 3 Medical        com   73936a103            2  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108          555   25,746 SH          sole                  25,746       0       0
Proctor & Gamble       com   742718109       15,664  247,930 SH          sole                 247,930       0       0
Provectus Pharmaceuti  com   74373f100           19   20,000 SH          sole                  20,000       0       0
Sysco Corp.            com   871829107        1,903   73,494 SH          sole                  73,494       0       0
Total Sa-Spon Adr      com   89151e109        4,189   95,480 SH          sole                  95,480       0       0
Travelers Cos Inc      com   89417E109        2,829   58,048 SH          sole                  58,048       0       0
Unitedhealth Group In  com   91324p102        5,879  127,475 SH          sole                 127,475       0       0
Wal-Mart Stores        com   931142103       16,214  312,415 SH          sole                 312,415       0       0